UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/07

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Blackhill Capital, Inc.
Address: 161 Madison Avenue
                Morristown, NJ  07960

Form 13F File Number: 28-02823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cary M. Schwartz
Title:    President
Phone:  973-984-7014

Signature, Place, and Date of Signing:

Cary M. Schwartz, Morristown, New Jersey 01/30/08
[Signature] [City, State] [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-02823   Blackhill Capital, Inc.
[Repeat as necessary.]



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: $439,816  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
28-02823  Blackhill Capital, Inc.
[Repeat as necessary.]




                                                       Market Value
Other  Voting
Issuer                             Class     Cusip           x 1000
DiscretiQuantityManagersAuthority

ABBOTT LABORATORIES CMN            COMMON    002824100      7999.129
Sole   142460   None    Sole
ALTRIA GROUP INC CMN               COMMON    00209S103      1613.633
Sole    21350   None    Sole
AMERICAN STATES WATER CO CMN       COMMON     29899101       203.472
Sole     5400   None    Sole
AQUA AMERICA INC CMN               COMMON    03836W103     441.65893
Sole    20832   None    Sole
AUTOMATIC DATA PROCESSING INC      COMMON    053015103       115.778
Sole     2600   None    Sole
BAXTER INTERNATIONAL INC CMN       COMMON    071813109       3773.25
Sole    65000   None    Sole
BERKSHIRE HATHAWAY INC CL-A (D     COMMON    084670108         141.6
Sole        1   None    Sole
BERKSHIRE HATHAWAY INC. CLASS      COMMON    084670207         947.2
Sole      200   None    Sole
BOARDWALK PIPELINE PARTNERS LP     COMMON    096627104        3856.4
Sole   124000   None    Sole
BP PLC SPONSORED ADR CMN           COMMON    055622104   15795.79326
Sole   215878   None    Sole
BRISTOL MYERS SQUIBB CO CMN        COMMON    110122108     11499.072
Sole   433600   None    Sole
BUCKEYE GP HOLDINGS L.P. CMN       COMMON    118167105      1976.119
Sole    70100   None    Sole
BUCKEYE PARTNERS LP UNITS CMN      COMMON    118230101      1754.055
Sole    35500   None    Sole
CALIFORNIA WATER SERVICE GROUP     COMMON    130788102       140.676
Sole     3800   None    Sole
CATERPILLAR INC (DELAWARE) CMN     COMMON    149123101     4354.3256
Sole    60010   None    Sole
CHEVRON CORPORATION CMN            COMMON    166764100     3952.5255
Sole    42350   None    Sole
CITADEL BROADCASTING CORP CMN      COMMON    17285T106       3.87486
Sole     1881   None    Sole
COACH INC CMN                      COMMON    189754104      5865.244
Sole   191800   None    Sole
COCA-COLA COMPANY (THE) CMN        COMMON    191216100        1.2274
Sole       20   None    Sole
CONNECTICUT WATER SVC CMN          COMMON    207797101         94.28
Sole     4000   None    Sole
CONSOLIDATED EDISON INC CMN        COMMON    209115104      12.35905
Sole      253   None    Sole
COVIDIEN LTD. CMN                  COMMON    G2552X108       2745.98
Sole    62000   None    Sole
DUNCAN ENERGY PARTNERS L.P. CM     COMMON    265026104        742.22
Sole    34000   None    Sole
EAGLE ROCK ENERGY PARTNERS, LP     COMMON    26985R104      1930.368
Sole   105600   None    Sole
ELI LILLY & CO CMN                 COMMON    532457108     12941.736
Sole   242400   None    Sole
EMERSON ELECTRIC CO. CMN           COMMON    291011104        339.96
Sole     6000   None    Sole
ENBRIDGE ENERGY MGMT, LLC CMN      COMMON    29250X103    1545.63744
Sole    29542   None    Sole
ENBRIDGE ENERGY PARTNERS L P C     COMMON    29250R106      1814.386
Sole    35900   None    Sole
ENTERPRISE PRODUCTS PART L.P C     COMMON    293792107    2015.86804
Sole    63233   None    Sole
EXXON MOBIL CORPORATION CMN        COMMON     30231G10   11244.11166
Sole   120014   None    Sole
GENERAL ELECTRIC CO CMN            COMMON    369604103   20978.13542
Sole   565906   None    Sole
GOLDMAN SACHS GROUP, INC.(THE)     COMMON    38141G104       580.635
Sole     2700   None    Sole
GOOGLE, INC. CMN CLASS A           COMMON    38259P508     524.14184
Sole      758   None    Sole
HARTFORD FINANCIAL SRVCS GROUP     COMMON    416515104     13156.971
Sole   150900   None    Sole
HOSPIRA, INC. CMN                  COMMON    441060100     4689.9736
Sole   109990   None    Sole
JAMBA,INC. CMN                     COMMON    47023A101          22.2
Sole     6000   None    Sole
JOHNSON & JOHNSON CMN              COMMON    478160104      13293.31
Sole   199300   None    Sole
KIMBERLY CLARK CORP CMN            COMMON    494368103     12300.916
Sole   177400   None    Sole
KINDER MORGAN ENERGY PARTNERS,     COMMON    494550106    6646.33097
Sole   123103   None    Sole
KINDER MORGAN MANAGEMENT, LLC      COMMON    49455U100    7177.81696
Sole   135584   None    Sole
KRAFT FOODS INC CMN CLASS A        COMMON    50075N104      28.68177
Sole      879   None    Sole
LEHMAN BROTHERS HOLDINGS INC C     COMMON    524908100       5824.16
Sole    89000   None    Sole
LOEWS CORP CMN                     COMMON    540424108       21142.8
Sole   420000   None    Sole
MAGELLAN MIDSTREAM PARTNERS LP     COMMON    559080106      2324.096
Sole    53600   None    Sole
MEDCO HEALTH SOLUTIONS, INC. C     COMMON    58405U102    15853.7886
Sole   156349   None    Sole
MICROSOFT CORPORATION CMN          COMMON    594918104      356.9968
Sole    10028   None    Sole
MIDDLESEX WATER CO CMN             COMMON    596680108      126.3207
Sole     6666   None    Sole
NAVISTAR INTL CORP (NEW) CMN       COMMON    63934E108        0.6504
Sole       12   None    Sole
NIKE CLASS-B CMN CLASS B           COMMON    654106103        2.5696
Sole       40   None    Sole
NORFOLK SOUTHERN CORPORATION C     COMMON    655844108       57.5016
Sole     1140   None    Sole
ONEOK PARTNERS, L.P. LIMITED P     COMMON    68268N103       1506.75
Sole    24600   None    Sole
PEPSICO INC CMN                    COMMON    713448108        273.24
Sole     3600   None    Sole
PFIZER INC. CMN                    COMMON    717081103   24315.98575
Sole  1069775   None    Sole
PLAINS ALL AMERICAN PIPELINE L     COMMON    726503105        2724.8
Sole    52400   None    Sole
PROCTER & GAMBLE COMPANY (THE)     COMMON    742718109   22607.78008
Sole   307924   None    Sole
SIGMA ALDRICH CORP CMN             COMMON    826552101       6945.12
Sole   127200   None    Sole
STANDARD & POORS DEP RCPTS SPD     COMMON     78462F10      328.9725
Sole     2250   None    Sole
STATE STREET CORPORATION (NEW)     COMMON    857477103        682.08
Sole     8400   None    Sole
STD & PRS 400 MID-CAP DEP RCPT     COMMON     59563510        356.73
Sole     2300   None    Sole
SUNOCO LOGISTICS PARTNERS LP C     COMMON    86764L108        602.16
Sole    12000   None    Sole
TARGA RESOURCES PARTNERS LP CM     COMMON    87611X105        325.82
Sole    11000   None    Sole
TC PIPELINES, L.P. CMN             COMMON    87233Q108     4023.0508
Sole   111134   None    Sole
TEPPCO PARTNERS L.P. UNITS REP     COMMON    872384102     1481.4545
Sole    38650   None    Sole
TIFFANY & CO CMN                   COMMON    886547108        230.15
Sole     5000   None    Sole
TOOTSIE ROLL & IND. CMN            COMMON    890516107       0.76776
Sole       28   None    Sole
TOOTSIE ROLL INDS INC CL-B CMN     COMMON     89051620        23.595
Sole      726   None    Sole
UNITEDHEALTH GROUP INCORPORATE     COMMON    91324P102         116.4
Sole     2000   None    Sole
WALT DISNEY COMPANY (THE) CMN      COMMON    254687106      7382.436
Sole   228700   None    Sole
WILLIAMS PARTNERS L. P. CMN        COMMON    96950F104       1054.48
Sole    26900   None    Sole
WILLIAMS SONOMA INC CMN            COMMON    969904101   123839.9953
Sole  4781467   None    Sole
WYETH CMN                          COMMON    983024100       375.615
Sole     8500   None    Sole
ZIMMER HLDGS INC CMN               COMMON    98956P102     15668.289
Sole   236860   None    Sole

                                                         439815.6077
